Mortgage Loans on Real Estate - Schedule IV (Details) - Senior Loans [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Mortgage Loans on Real Estate [Line Items]
Par Value	$ 79,850,000
Carrying Amount	74,019,000
Student Housing - Multifamily [Member]
Mortgage Loans on Real Estate [Line Items]
Par Value	17,200,000
Carrying Amount	17,135,000
Retail [Member]
Mortgage Loans on Real Estate [Line Items]
Par Value	18,150,000
Carrying Amount	16,884,000
Hospitality [Member]
Mortgage Loans on Real Estate [Line Items]
Par Value	44,500,000
Carrying Amount	$ 40,000,000
London Interbank Offered Rate (LIBOR) [Member] | Student Housing - Multifamily [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate	4.50%
London Interbank Offered Rate (LIBOR) [Member] | Retail [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate	4.10%
London Interbank Offered Rate (LIBOR) [Member] | Hospitality [Member]
Mortgage Loans on Real Estate [Line Items]
Interest Rate	4.50%